Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Significant Revenue and Other Income Streams

The Company’s significant revenue and other income streams consist of the following:

	Year ended December 31
	2025	2024
Oil	$527.0	$723.7
NGLs	35.8	54.1
Natural gas	37.0	39.7
Production revenues	599.8	817.5
Processing fees	10.1	12.4
Oil and natural gas sales	609.9	829.9
Other income	26.7	8.6
Oil and natural gas sales and other income	$636.6	$838.5